BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 4) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Reserve of exchange differences on translation	$ (29,992)	$ (180,623)	$ 12,114
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(15,961)	(70,685)	(6,537)
Arauco Forest Brasil S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(14,407)	(65,196)	(6,929)
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(3,543)	(17,007)	(1,051)
Sonae Arauco S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(3,759)	(9,811)	20,547
Arauco Argentina S.A. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	(219)	(7,584)	(752)
Arauco Canada Ltd. [Member]
Statement [Line Items]
Reserve of exchange differences on translation	5,842	(7,879)	6,529
Arauco Industria Mexico S.A.de C.V. (ex Maderas y Sinteticos de Mexico SA de CV) [Member]
Statement [Line Items]
Reserve of exchange differences on translation	3,148	0	0
Others [Member]
Statement [Line Items]
Reserve of exchange differences on translation	$ (1,093)	$ (2,461)	$ 307